Condensed Consolidated Statements of Comprehensive Income (USD $)	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended								7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	May 31, 2010 Predecessor	Dec. 31, 2012 Successor	Sep. 30, 2012 Successor	Jun. 30, 2012 Successor	Mar. 31, 2012 Successor	Dec. 31, 2011 Successor	Sep. 30, 2011 Successor	Jun. 30, 2011 Successor	Mar. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Sales	$ 747,577,000	$ 765,264,000					$ 1,009,128,000	$ 697,108,000	$ 684,029,000	$ 734,501,000	$ 765,264,000	$ 695,733,000	$ 708,544,000	$ 760,460,000	$ 688,772,000	$ 1,405,019,000	$ 2,880,902,000	$ 2,853,509,000
Cost of products sold	627,264,000	643,606,000					832,201,000									1,172,350,000	2,442,014,000	2,402,920,000
Gross profit	120,313,000	121,658,000					176,927,000	99,710,000	103,073,000	114,447,000	121,658,000	97,556,000	108,559,000	123,708,000	120,766,000	232,669,000	438,888,000	450,589,000
Selling, administration & engineering expenses	75,094,000	72,040,000					92,166,000									159,573,000	281,268,000	257,559,000
Amortization of intangibles	3,891,000	3,833,000	319,000	8,982,000	15,456,000	15,601,000	319,000									8,982,000	15,456,000	15,601,000
Impairment charges																	10,069,000
Restructuring cost included in segment profit (loss)	4,760,000	6,094,000					5,893,000									488,000	28,763,000	52,206,000
Operating profit	36,568,000	39,691,000					78,549,000									63,626,000	103,332,000	125,223,000
Interest expense, net of interest income	(11,207,000)	(11,187,000)					(44,505,000)									(25,017,000)	(44,762,000)	(40,559,000)
Equity earnings	2,735,000	757,000					3,613,000									3,397,000	8,778,000	5,425,000
Reorganization items and fresh-start accounting adjustments, net			303,453,000				303,453,000
Other income (expense), net	(332,000)	2,947,000					(21,156,000)									4,214,000	(63,000)	7,174,000
Income before income taxes	27,764,000	32,208,000					319,954,000									46,220,000	67,285,000	97,263,000
Provision (benefit) for income tax expense	7,891,000	8,062,000					39,940,000									5,095,000	(31,531,000)	20,765,000
Income before equity in income of subsidiaries	19,873,000	24,146,000					280,014,000									41,125,000	98,816,000	76,498,000
Equity in net income of subsidiaries
Consolidated net income	19,873,000	24,146,000					280,014,000	(11,470,000)	10,358,000	75,782,000	24,146,000	21,459,000	8,099,000	1,653,000	45,287,000	41,125,000	98,816,000	76,498,000
Net (income) loss attributable to noncontrolling interests	828,000	(359,000)					(322,000)									(549,000)	3,988,000	26,346,000
Net income attributable to Cooper-Standard Holdings Inc.	20,701,000	23,787,000		40,576,000	102,804,000	102,844,000	279,692,000	(9,923,000)	11,624,000	77,316,000	23,787,000	23,229,000	15,658,000	19,022,000	44,935,000	40,576,000	102,804,000	102,844,000
Net income available to Cooper-Standard Holdings Inc. common stockholders	15,300,000	17,186,000		28,723,000	76,730,000	75,260,000		(12,002,000)	8,037,000	61,315,000	17,186,000	15,871,000	11,080,000	13,749,000	34,533,000
Earnings per share
Basic	$ 0.92	$ 0.97		$ 1.64	$ 4.40	$ 4.27		$ (0.70)	$ 0.46	$ 3.49	$ 0.97	$ 0.90	$ 0.63	$ 0.78	$ 1.97	$ 1.64	$ 4.40	$ 4.27
Diluted	$ 0.86	$ 0.90		$ 1.55	$ 4.14	$ 3.93		$ (0.70)	$ 0.44	$ 3.28	$ 0.90	$ 0.84	$ 0.58	$ 0.71	$ 1.78	$ 1.55	$ 4.14	$ 3.93
Comprehensive income	11,943,000	40,144,000					248,985,000									87,216,000	64,586,000	14,991,000
Add/Less: Comprehensive loss attributable to noncontrolling interests	958,000	(732,000)					(339,000)									(759,000)	5,239,000	29,503,000
Comprehensive income attributable to Cooper-Standard Holdings Inc.	$ 12,901,000	$ 39,412,000					$ 248,646,000									$ 86,457,000	$ 69,825,000	$ 44,494,000